Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Costs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring charges:
Employee terminations	[1]	$ (34)	$ 940	$ 489
Asset impairments	[1],[2]	190	142	254
Exit costs	[1]	21	74	68
Total restructuring charges	[1]	178	1,156	811
Transaction costs	[3]	4	127	123
Integration costs	[4]	305	441	219
Restructuring charges and certain acquisition-related costs	[5]	487	1,724	1,152
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows:
Additional depreciation	[6]	91	207	122
Implementation costs recorded in our consolidated statements of income as follows:
Implementation costs	[7]	227	340	203
Total costs associated with acquisitions and cost-reduction/productivity initiatives		805	2,271	1,478
Cost of Sales [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows:
Additional depreciation	[6]	91	201	117
Implementation costs recorded in our consolidated statements of income as follows:
Implementation costs	[7]	118	230	102
Selling, Informational and Administrative Expenses [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows:
Additional depreciation	[6]	0	0	0
Implementation costs recorded in our consolidated statements of income as follows:
Implementation costs	[7]	71	81	82
Research and Development Expense [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows:
Additional depreciation	[6]	0	7	5
Implementation costs recorded in our consolidated statements of income as follows:
Implementation costs	[7]	38	25	14
Other (income)/deductions - net [Member]
Implementation costs recorded in our consolidated statements of income as follows:
Implementation costs	[7]	$ 0	$ 3	$ 5

[1]	In 2017, restructuring charges are primarily associated with our acquisitions of Hospira and Medivation, as well as cost-reduction and productivity initiatives not associated with acquisitions. In 2016, restructuring charges are largely associated with cost-reduction and productivity initiatives not associated with acquisitions, as well as our acquisitions of Hospira and Medivation. In 2015, restructuring charges are largely associated with.cost-reduction and productivity initiatives not associated with acquisitions. In 2017, Employee terminations primarily include revisions of our estimates of severance benefits. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.The restructuring activities in 2017 are associated with the following:•IH ($64 million income); EH ($4 million income); WRD/GPD ($80 million); manufacturing operations ($115 million); and Corporate ($51 million).The restructuring activities in 2016 are associated with the following:•IH ($272 million); EH ($158 million); WRD/GPD ($169 million); manufacturing operations ($368 million); and Corporate ($189 million), The restructuring activities in 2015, which include a $39 million charge related to a 36% reduction in our labor force in Venezuela, are associated with the following:•IH ($85 million); EH ($402 million); WRD/GPD ($80 million); manufacturing operations ($80 million); and Corporate ($164 million). In September 2015, in order to eliminate certain redundancies in Pfizer’s biosimilar drug products pipeline created as a result of the acquisition of Hospira, Pfizer opted to return rights to Celltrion that Hospira had previously acquired to potential biosimilars to Rituxan® (rituximab) and Herceptin® (trastuzumab). As such, upon return of the acquired rights, in 2015, we incurred charges of $215 million, which are comprised of (i) a write-off of the applicable IPR&D assets, totaling $170 million, which is included in Asset impairments; (ii) a write-off of amounts prepaid to Celltrion in the amount of $25 million, which is included in Asset impairments; and (iii) a payment to Celltrion of $20 million, which is included in Exit costs.
[2]	The asset impairment charges for 2017 are largely associated with our acquisitions of Hospira and Medivation. The asset impairment charges included in restructuring charges for 2017 and 2016 are primarily associated with abandoned assets. The asset impairment charges for 2015 are primarily associated with our acquisition of Hospira. See (a) above for additional information.
[3]	Transaction costs represent external costs for banking, legal, accounting and other similar services, which in 2017 are directly related to our acquisitions of Hospira, Anacor and Medivation. Transaction costs in 2016 are mostly related to our acquisitions of Medivation and Anacor, and the terminated transaction with Allergan. Transaction costs in 2015 represent external costs directly related to the acquisition of Hospira and the terminated transaction with Allergan and primarily include expenditures for banking, legal, accounting and other similar services.
[4]	Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes. In 2017, integration costs primarily relate to our acquisitions of Hospira and Medivation, as well as a net gain of $12 million related to the settlement of the Hospira U.S. qualified defined benefit pension plan (see Note 11). In 2016, integration costs primarily relate to our acquisition of Hospira and the terminated transaction with Allergan. Integration costs in 2015 represent external incremental costs directly related to our acquisition of Hospira.
[5]	Amounts may not add due to rounding.
[6]	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.
[7]	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.